Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 7,865
USD
Financial risk management and impairment of financial assets
Balances with banks | $		$ 24,963
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	1,811		£ 790
Credit risk | Trade receivables
Financial risk management and impairment of financial assets
Allowance account for credit losses of financial assets	£ 0		£ 0